Leases - Narrative (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Leases [Line Items]
Cash outflow for leases	SFr 1,232	SFr 1,232	SFr 1,275
Lease facilities, Schlieren
Disclosure Of Detailed Information About Leases [Line Items]
Lease, extension term			5 years
Minimum
Disclosure Of Detailed Information About Leases [Line Items]
Lease, term	2 years
Maximum
Disclosure Of Detailed Information About Leases [Line Items]
Lease, term	10 years
Lease, extension or termination option, period	1 year